As filed with the Securities and Exchange Commission on September 13, 2013

1933 Act Registration No. 033-44909

1940 Act Registration No. 811-06520

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 61	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 63	☒

MANAGERS TRUST I

(Exact name of registrant as specified in charter)

800 Connecticut Avenue

Norwalk, Connecticut 06854

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 835-3879

Gregory C. Davis

Rajib Chanda

Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

(Name and address of agent for service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on October 1, 2013 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 61 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), solely to designate October 1, 2013 as the new effective date for the Registration Statement of Brandywine Fund, Brandywine Blue Fund and Brandywine Advisors Midcap Growth Fund, each a series of Managers Trust I (the “Trust”), filed in Post-Effective Amendment No. 60 on June 13, 2013 pursuant to Rule 485(a) under the 1933 Act. This Post-Effective Amendment No. 61 does not supersede or amend any disclosure contained in Post-Effective Amendment No. 60.

MANAGERS TRUST I

BRANDYWINE FUND

BRANDYWINE BLUE FUND

BRANDYWINE ADVISORS MIDCAP GROWTH FUND

Part A.  INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of Managers Trust I (the “Trust”) under the Securities Act of 1933, as amended, and Amendment No. 62 to the Trust’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on June 13, 2013 (“Amendment No. 60/62”).

Part B.  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 60/62 to the Trust’s Registration Statement on Form N-1A filed with the SEC on June 13, 2013.

Part C.  OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 60/62 to the Trust’s Registration Statement on Form N-1A filed with the SEC on June 13, 2013.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, Managers Trust I certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Norwalk, and State of Connecticut, on the 13th day of September, 2013.

MANAGERS TRUST I

By:	/s/ Donald S. Rumery
Donald S. Rumery
Treasurer, Chief Financial Officer, and Principal Financial Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Bruce B. Bingham* Bruce B. Bingham	Trustee	September 13, 2013

/s/ Christine C. Carsman* Christine C. Carsman	Trustee	September 13, 2013

/s/ William E. Chapman, II* William E. Chapman, II	Trustee	September 13, 2013

/s/ Edward J. Kaier* Edward J. Kaier	Trustee	September 13, 2013

Kurt Keilhacker	Trustee	September 13, 2013

/s/ Steven J. Paggioli* Steven J. Paggioli	Trustee	September 13, 2013

Richard F. Powers III	Trustee	September 13, 2013

/s/ Eric Rakowski* Eric Rakowski	Trustee	September 13, 2013

Victoria Sassine	Trustee	September 13, 2013

/s/ Thomas R. Schneeweis* Thomas R. Schneeweis	Trustee	September 13, 2013

Keitha L. Kinne	President and Principal Executive Officer (Principal Executive Officer)	September 13, 2013

Donald S. Rumery	Treasurer, Chief Financial Officer, and Principal Financial Officer (Principal Accounting Officer) (Principal Financial Officer)	September 13, 2013

*By:	/s/ Donald S. Rumery
Donald S. Rumery
Pursuant to Powers of Attorney incorporated herein by reference
Date:	September 13, 2013